Schedule of Pledged Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Pledged Assets
Financial assets at amortized cost	$ 574,391	$ 361,249
Guarantee deposits paid	133,390	369,694
Pledged Assets	$ 707,781	$ 730,943